Other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other current assets
Schedule of other current assets

In EUR	12/31/2020	12/31/2019
Deferred offering costs	—	6,469,471
Contract assets	—	715,962
Value added tax refund	883,027	228,987
Contract fulfilment cost assets	237,347	—
Miscellaneous	217,302	77,976
Prepaid expenses	2,219,057	83,377
Receivables from employees < 1 year	37,051	27,565
Total	3,593,785	7,603,338